                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219



Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680


Signature, Place, and Date of Signing:

/s/ Robert J. Raymond      Dallas, Texas               February 10, 2012
_______________________    ________________________    _______________________
(Signature)                (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


                                REPORT SUMMARY


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $675,912 (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   Manager #       Manager Name                           13F File #

   1               Crow Holdings Capital Partners LLC     unknown

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
Column 1                       Column 2    Column 3  Column 4           Column 5           Column 6  Column 7      Column 8
--------                    -------------- --------- --------- -------------------------- ---------- -------- -------------------
                                                                                                               Voting Authority
                                                       Value   Shrs or                    Investment  Other   -------------------
Name of Issuer              Title of Class  CUSIP    (x $1000) prn amt  SH/PRN   Put/Call Discretion Managers Sole  Shared   None
--------------              -------------- --------- --------- ------- --------- -------- ---------- -------- ---- --------- ----
Apache Corp                 PFD CONV
                            SER D          037411808    11,981           221,000 SH                  SOLE            221,000
Apache Corp                 COM            037411105        91             1,000 SH                  SOLE              1,000
Approach Resources Inc      COM            03834A103    28,046           954,000 SH                  SOLE            954,000
Approach Resources Inc      PUT            03834A103     7,058           240,000 SH       PUT        SOLE            240,000
Baker Hughes Inc            COM            057224107       171             4,000 SH                  SOLE              4,000
Carrizo Oil & Co            COM            144577103     3,821           145,000 SH                  SOLE            145,000
ConocoPhillips              COM            20825C104       107             1,000 SH                  SOLE              1,000
Copano Energy LLC           COM UNITS      217202100   115,922         3,390,000 SH                  SOLE          3,390,000
CREDO Pete Corp             COM PAR $0.10  225439207    18,737         1,837,000 SH                  SOLE          1,837,000
Crosstex Energy LP          COM            22765U102    10,825           667,000 SH                  SOLE            667,000
DCP Midstream Partners LP   COM UT LTD
                            PTN            23311P100     1,165            25,000 SH                  SOLE             25,000
Devon Energy Corp           COM            25179M103       153             2,000 SH                  SOLE              2,000
Eagle Rock Energy
  Partners LP               UNIT           26985R104    46,864         4,023,000 SH                  SOLE          4,023,000
El Paso Pipeline
  Partners LP               COM UNIT LPI   283702108     2,143            62,000 SH                  SOLE             62,000
Energy Transfer Equity LP   COM            29250R106       714            22,000 SH                  SOLE             22,000
Enterprise Products
  Partners, LP              COM            293792107     2,379            51,000 SH                  SOLE             51,000
EOG Resources Inc           COM            26875P101       217             2,000 SH                  SOLE              2,000
EV Energy Partners LP
  Com Stock                 COM            26926V107    33,236           504,000 SH                  SOLE            504,000
Genesis Energy LP           UNIT LTD
                            PARTN          371927104    27,317           974,000 SH                  SOLE            974,000
Golar Lng Partners LP       COM UNIT LPI   Y2745C102     2,807            92,000 SH                  SOLE             92,000
Golar Lng Ltd               SHS            G9456A100    11,095           250,000 SH                  SOLE            250,000
Halliburton                 COM            406216101       172             5,000 SH                  SOLE              5,000
Legacy Reserves LP          UNIT LP INT    524707304    21,552           763,000 SH                  SOLE            763,000
Linn Energy LLC             UNIT LTD
                            LIAB           536020100   100,152         2,642,000 SH                  SOLE          2,642,000

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
Column 1                    Column 2    Column 3  Column 4           Column 5           Column 6  Column 7        Column 8
--------                 -------------- --------- --------- -------------------------- ---------- -------- ----------------------
                                                                                                              Voting Authority
                                                    Value   Shrs or                    Investment  Other   ----------------------
Name of Issuer           Title of Class  CUSIP    (x $1000) prn amt  SH/PRN   Put/Call Discretion Managers Sole  Shared    None
--------------           -------------- --------- --------- ------- --------- -------- ---------- -------- ---- --------- -------
MV Oil Trust             TR UNITS       553859109       371             9,000 SH                  SOLE              9,000
National Oil Well
  Varco Inc              COM            637071101       204             3,000 SH                  SOLE              3,000
Noble Energy Inc         COM            655044105       246             3,000 SH                  SOLE              3,000
NuStar Energy, LP        UNIT COM       67058H102     1,776            31,000 SH                  SOLE             31,000
Nustar GP Holdings LLC   UNIT COM       67059L102       617            19,000 SH                  SOLE             19,000
Occidental Pete Corp     COM            674599105       290             3,000 SH                  SOLE              3,000
ONEOK Partners LP        UNIT LTD
                         PARTN          68268N103     1,940            34,000 SH                  SOLE             34,000
PAA Natural Gas          COM UNIT
  Storage LP             LTD            693139107    13,279           708,000 SH                  SOLE            708,000
Plains All American      UNIT LTD
  Pipeline LP            PARTN          726503105    38,610           526,000 SH                  SOLE            526,000
Plains All American      UNIT LTD                                                                 SHARED-
  Pipeline LP            PARTN          726503105     8,515           116,000 SH                  OTHER     1             116,000
ProShares Short S&P 500  PSHS SHRT
                         S&P500         74347R503    25,842           639,000 SH                  SOLE            639,000
Proshares TR Ultrashort  PSHS ULSHT
  S&P 500                SP500          74347R883       222             6,000 SH                  SOLE              6,000
Regency Energy           COM UNITS
  Partners, LP           LP             75885Y107        99             4,000 SH                  SOLE              4,000
Rosetta Resources Inc
  Com Stock              COM            777779307        57             1,000 SH                  SOLE              1,000
Sandridge Mississippian  UNIT BEN
  Trust I                INT            80007T101       938            30,000 SH                  SOLE             30,000
Sandridge Energy Inc
  Com Stock              COM            80007P307        56             7,000 SH                  SOLE              7,000
Sandridge Permian Trust  COM UNIT
                         BEN INT        80007A102     9,098           400,000 SH                  SOLE            400,000
Schlumberger Ltd.        COM            806857108       165             2,000 SH                  SOLE              2,000
Sunoco Logistics
  Partners LP            COM UNITS      86764L108     1,306            33,000 SH                  SOLE             33,000
Targa Resources Corp.    COM            87612G101     6,130           151,000 SH                  SOLE            151,000
Targa Res Partners, LP   COM UNIT       87611X105    23,345           626,000 SH                  SOLE            626,000
Transatlantic
  Petroleum Ltd          SHS            G89982105     2,052         1,567,000 SH                  SOLE          1,567,000
Weatherford Intl Ltd     REG SHS        H27013103       117             8,000 SH                  SOLE              8,000
Western Gas Partners LP  COM UNIT
                         LP IN          958254104    49,090         1,189,000 SH                  SOLE          1,189,000
Williams Partners LP     COM UNIT
                         LP             96950F104    44,822           747,000 SH                  SOLE            747,000